Feb. 26, 2016
OPPENHEIMER GLOBAL ALLOCATION FUND

Supplement dated December 16, 2016 to the

Summary Prospectus and Statutory Prospectus, each dated February 26, 2016

This supplement amends the Summary Prospectus and Statutory Prospectus of Oppenheimer Global Allocation Fund (the "Fund"), and is in addition to any other supplements.

Effective immediately:

1.	The second paragraph in the "Principal Investment Strategies" section is deleted in its entirety and replaced with:

Generally, there are no geographic restrictions on where the Fund may invest and no restrictions on the amount of the Fund’s assets that can be invested in either U.S. or foreign securities, including securities of issuers in developing and emerging markets. Generally, during normal market conditions, the Fund will include a mix of equity securities, fixed-income securities, and various other types of investments. At any given time, however, the Fund may emphasize fixed-income securities, equity securities or other types of investments.

2.	The Fund has changed its benchmark from the S&P 500 Index to the MSCI All Country World Index, which it believes is a more appropriate measure of the Fund’s performance. The Fund will not show performance for the S&P 500 Index in its annual registration update in February 2018.